Financial assets and liabilities, Other Financing (Details) $ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
		Dec. 20, 2019 USD ($)	Jan. 31, 2017 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2020 MXN ($) ExtensionOption	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Jul. 31, 2020 MXN ($)	Nov. 26, 2018 MXN ($)	Oct. 11, 2018 MXN ($)	Sep. 30, 2018 MXN ($)	Jul. 31, 2018 MXN ($)	Jul. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Other Financing [Abstract]
Short-term						$ 129,085	$ 139,189
Long-term						53,644	118,737
Debt amount						$ 182,729	257,926
Basis points						1.00%
Payment on debt						$ 123,703	189,026	$ 397,458
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term						16,333	9,504
Long-term						0	9,074
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 40,900
Interest rate						12.00%
Maturity date						November 2019
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount											$ 28,000
Interest rate											12.90%
Maturity date						October 2021
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Maturity date						January 2022
Grace period						3 months
Number of grace period options | ExtensionOption						2
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term						$ 23,352	23,319
Long-term						12,773	28,477
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 45,800
Variable rate basis						28-day TIIE
Basis points						4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 34,600
Variable rate basis						28-day TIIE
Basis points						4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 25,500
Variable rate basis						28-day TIIE
Basis points						4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 21,600
Variable rate basis						28-day TIIE
Basis points						4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 5 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 8,400
Variable rate basis						28-day TIIE
Basis points						4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount										$ 20,000
Variable rate basis						28-day EIIR
Basis points										5.50%
Maturity date						November 2023
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						6 months
INPIASA, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	[1]					$ 1,435	1,566
Long-term	[1]					0	1,044
INPIASA, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 15,700
Variable rate basis						28-day TIIE
Basis points						4.50%
Maturity date						August 2021
HSBC, S.A. [Member]
Other Financing [Abstract]
Short-term	[1]					$ 951	1,629
Long-term	[1]					0	543
HSBC, S.A. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 9,770
Variable rate basis						28-day TIIE
Basis points						3.00%
Maturity date						April 2021
HSBC, S.A. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						3 months
Banco del Bajio, S.A. Intemza [Member]
Other Financing [Abstract]
Short-term	[1]					$ 211	842
Long-term	[1]					0	0
Banco del Bajio, S.A. Intemza [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 9,360
Variable rate basis						28-day TIIE
Basis points						2.50%
Maturity date						August 2020
CI Banco S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term	[1]					$ 0	23,227
Long-term	[1]					0	0
Banco del Bajio, S.A. [Member]
Other Financing [Abstract]
Short-term						1,714	0
Long-term						9,571	0
Banco del Bajio, S.A. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 24,000
Variable rate basis						28-day TIIE
Basis points						6.00%
Maturity date						March 2020
Banco del Bajio, S.A. [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 12,000
Mortgage guarantee						$ 30,000
Variable rate basis						28-day TIIE
Basis points						6.00%
Maturity date						July 2027
Banco del Bajio, S.A. [Member] | Line of Credit - 3 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						6 months
Portafolio de Negocios, S.A. de C.V. SOFOM [Member]
Other Financing [Abstract]
Short-term						$ 2,738	0
Long-term						6,334	0
Portafolio de Negocios, S.A. de C.V. SOFOM [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 10,000
Interest rate						15.00%
Maturity date						July 2023
Other Investors [Member]
Other Financing [Abstract]
Short-term						$ 12,000	0
Long-term						0	0
Other Investors [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 6,000
Interest rate						15.00%
Maturity date						October 2020
Other Investors [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 6,000
Interest rate						15.00%
Maturity date						October 2020
ACT Maritime, LLC [Member]
Other Financing [Abstract]
Short-term						$ 0	15,843
Long-term						$ 0	57,349
ACT Maritime, LLC [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount												$ 5,520
Variable rate basis						Libor rate at 90 days
Basis points												7.50%
Maturity date						September 2023
Term of debt						5 years
Others [Member]
Other Financing [Abstract]
Short-term						$ 59,806	56,618
Long-term						$ 0	0
Others [Member] | Unsecured Loan - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount															$ 3,000
Interest rate															11.25%
Maturity date						July 2017
Others [Member] | Unsecured Loan - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount															$ 3,000
Interest rate															11.25%
Maturity date						July 2017
Others [Member] | Unsecured Loans [Member]
Other Financing [Abstract]
Payment on debt			$ 1,000
Others [Member] | Unsecured Loans [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount														$ 5,000
Interest rate														11.25%
Maturity date						July 2018
Payment on debt		$ 1,000		$ 4,000	$ 500
Others [Member] | Unsecured Loans Rescheduled [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount													$ 4,500
Interest rate													11.25%
Maturity date						July 2019
Others [Member] | Unsecured Loans Rescheduled - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 3,000
Interest rate									11.25%
Maturity date						July 2021
Hewlett Packard [Member]
Other Financing [Abstract]
Short-term						$ 4,180	2,354
Long-term						14,679	9,263
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 607,800
Interest rate						6.84%
Maturity date						March 2024
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						3 months
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 201,600
Interest rate						6.13%
Maturity date						October 2024
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						3 months
Hewlett Packard [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 86,600
Interest rate						5.96%
Maturity date						March 2025
Hewlett Packard [Member] | Line of Credit - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 96,900
Interest rate						7.16%
Maturity date						April 2025
Hewlett Packard [Member] | Line of Credit - 5 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 252,100
Interest rate						4.58%
Maturity date						August 2025
PNC, Bank, N.A. [Member]
Other Financing [Abstract]
Short-term						$ 3,429	3,246
Long-term						10,287	12,987
PNC, Bank, N.A. [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 860,000
Interest rate						4.40%
Maturity date						July 2024
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term						$ 59,297	60,497
Long-term						28,678	39,138
Short-term interest payable						563	410
Long-term interest payable						0	0
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term						69,788	78,692
Long-term						24,966	79,599
Short-term interest payable						2,373	631
Long-term interest payable						$ 0	$ 0

[1]	They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by Almacenadora de Deposito Moderno, S.A. de C.V. (ADEMSA), a related party.